CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (3,585)	$ (8,611)	$ (26,483)	$ (39,834)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	6	6	23	4
Stock-based compensation	474	763	2,308	3,303
Amortization of premium or discount on marketable securities	(18)	(324)	(778)	(2,443)
Changes in operating assets and liabilities:
Trade receivables, prepaid expenses and other assets and operating lease right-of-use assets	202	(768)	4,214	(899)
Trade payables, accrued expenses, employee related obligations and other long-term liabilities	(1,160)	(2,490)	(12,309)	6,012
Operating lease liabilities	0	(37)	(99)	(114)
Net cash used in operating activities	(4,081)	(11,461)	(33,124)	(33,972)
Cash Flows From Investing Activities:
Proceeds from sale and maturity of marketable securities	4,700	33,600	68,300	84,000
Purchases of marketable securities	0	(13,769)	(30,932)	(60,518)
Net cash provided by investing activities	4,700	19,831	37,368	23,365
Cash Flows From Financing Activities:
Withholdings from exercise of options and issuance of shares for stock-based compensation arrangements, net	(15)	(87)	(143)	(141)
Net cash used in financing activities	(15)	(87)	(143)	(141)
Increase in cash and cash equivalents	604	8,283	4,101	(10,748)
Cash and cash equivalents at beginning of the period	24,027	19,926	19,926	30,674
Cash and cash equivalents at end of the period	$ 24,631	$ 28,209	$ 24,027	$ 19,926